Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income attributable to Phoenix New Media Limited	$ 17,232	107,359	102,475	74,083
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,085	6,759	66,092	16,561
Provision for allowance for doubtful accounts	4,158	25,902	11,926	1,049
Depreciation and amortization expense	3,392	21,130	12,292	8,117
Deferred income tax	(895)	(5,573)	(11,318)	1,572
Loss on disposal of property and equipment	78	486	2	50
Foreign currency exchange gain	(304)	(1,897)	(19,343)	(313)
Changes in operating assets and liabilities:
Accounts receivable	(16,820)	(104,792)	(136,980)	(42,774)
Prepayments and other current assets	2,023	12,603	(26,713)	(12,562)
Amounts due from related parties	93	577	(47,901)	(7,791)
Note receivable	0	0	1,150	596
Other non-current assets	(157)	(976)	(9,645)	1,981
Accounts payable	4,355	27,135	66,795	31,469
Advance from customers	(210)	(1,307)	(590)	2,842
Salary and welfare payable	2,971	18,512	19,055	15,947
Taxes payable	696	4,334	25,852	7,931
Amounts due to related parties	(334)	(2,083)	(21,843)	(17,975)
Accrued expenses and other current liabilities	(174)	(1,081)	31,310	2,983
Long-term liabilities	400	2,492	2,021	1,910
Net cash provided by operating activities	17,589	109,580	64,637	85,676
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(12,774)	(79,583)	(33,477)	(18,059)
Placement of term deposits	(196,113)	(1,221,801)	(1,560,002)	0
Maturity of term deposits	284,492	1,772,414	775,979	0
Cash received from liquidation of PHOENIXi	0	0	14,300	0
Net cash (used in)/provided by investing activities	75,605	471,030	(803,200)	(18,059)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon IPO	0	0	893,098	0
Proceeds from exercise of stock options	169	1,050	183	9,997
Repayment to VIEs' legal shareholders	0	0	0	(7,920)
Payment of IPO related expenses	0	0	(30,101)	(1,457)
Repurchase of shares	(8,467)	(52,752)	0	0
Prepayment for share repurchases	(1,350)	(8,408)	0	0
Net cash provided by/(used in) financing activities	(9,648)	(60,110)	863,180	620
Effect of exchange rate changes on cash and cash equivalents	(240)	(1,497)	(14,624)	(4,150)
Net increase in cash and cash equivalents	83,306	519,003	109,993	64,087
Cash and cash equivalents at the beginning of the period	63,749	397,166	287,173	223,086
Cash and cash equivalents at the end of the period	147,055	916,169	397,166	287,173
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes	2,563	15,968	13,518	3,830
Supplemental disclosure of non-cash investing and financing activities:
Conversion of series A convertible redeemable preferred shares into ordinary shares	0	0	1,163,806	0
Short-term loan waived by Phoenix TV Group	0	0	15,596	0
Issuance of ordinary shares upon vesting of restricted share units	56	348	1,314	0
Purchase of property and equipment and intangible assets included in accounts payable	$ 1,189	7,406	0	0